Summary of Significant Accounting Policies - Product warranties, current and non-current and Revenue recognition, government grants (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Summary of Significant Accounting Policies
Accrued warranty	¥ 5,159,787	¥ 3,251,112	¥ 1,594,312
Including: Accrued warranty, current	518,441	236,699
Accrued warranty, non-current	4,641,346	3,014,413
Advertising, marketing and promotional expenses	1,576,325	1,411,474	1,010,227
Government grants	¥ 1,728,877	¥ 1,080,373	¥ 405,999
Government Assistance, Statement of Income or Comprehensive Income [Extensible Enumeration]	Other Nonoperating Income (Expense)	Other Nonoperating Income (Expense)	Other Nonoperating Income (Expense)
Government subsidies
Summary of Significant Accounting Policies
Liabilities from government grants	¥ 538,904	¥ 481,548
Government Assistance, Liability, Statement of Financial Position [Extensible Enumeration]	Other Liabilities, Noncurrent	Other Liabilities, Noncurrent